Fair Value Measurements (Tables)	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of financial assets that are measured at fair value on a recurring basis

June 30, 2021

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$199,993,515	$—	$—

Liabilities
Derivative warrant liabilities – Public Warrants	$29,800,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$19,140,000

December 31, 2020

	Quoted	Significant	Significant
	Prices in	Other	Other
	Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Investments held in Trust Account	$200,067,535	$—	$—

Liabilities
Derivative warrant liabilities – Public Warrants	$17,400,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$10,920,000

December 31, 2020
	Quoted	Significant	Significant
	Prices	Other	Other
	in Active	Observable	Unobservable
	Markets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$200,067,535	$—	$—
Liabilities
Derivative warrant liabilities – Public Warrants	$17,400,000	$—	$—
Derivative warrant liabilities – Private Warrants	$—	$—	$10,920,000

Schedule of information regarding Level 3 fair value measurements inputs as their measurement dates

	As of	As of	As of
	June 30,	March 31,	December 31,
	2021	2021	2020
Stock Price	$11.81	$12.52	$10.24
Volatility	27.7%	15.0%	16.0%
Expected life of the options to convert	5.0	5.25	5.5
Risk-free rate	0.91%	0.98%	0.43%
Dividend yield	0.0%	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for both the Public and Private Placement Warrants on August 25, 2020 and September 30, 2020 and for the Private Placement Warrants only at December 31, 2020:

	As of	As of	As of
	August 25,	September 30,	December 31,
	2020	2020	2020
Stock Price	$9.60	$9.58	$10.24
Volatility	15.5%	15.5%	24.0%
Expected life of the options to convert	6	5.75	5.5
Risk-free rate	0.40%	0.35%	0.43%
Dividend yield	0.0%	0.0%	0.0%

Schedule of changes in the fair value of warrant liabilities

Warrant liabilities at January 1, 2021 – Level 3 measurements	$10,920,000
Change in fair value of warrant liabilities – Level 3 measurments	7,320,000
Warrant liabilities at March 31, 2021 – Level 3 measurements	$18,240,000
Change in fair value of warrant liabilities – Level 3 measurments	900,000
Warrant liabilities at June 30, 2021 – Level 3 measurements	$19,140,000

The change in the fair value of the derivative warrant liabilities for the period from June 4, 2020 (inception) through December 31, 2020 is summarized as follows:

Issuance of Public and Private Warrants, Level 3 measurments	$12,980,000
Transfer out of Public Public Warrants to Level 1	(7,900,000)
Change in fair value of derivative warrant liabilities measured with Level 3 inputs	5,840,000
Derivative warrant liabilities measured with Level 3 inputs, December 31, 2020	$10,920,000